RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

Ying Bai Technology Ltd. (“Ying Bai”, formerly known as Techfaith Technology (Shenyang) Ltd.) and De Ming Technology (Hangzhou) Ltd. (“De Ming”) (formerly known as Kang Mu Ni Electronics (Hangzhou) Ltd.) are subsidiaries of Techfaith Technology Limited (“Techfaith Technology”), a company established in April 2007. Techfaith Technology is a 100% owned subsidiary of Techfaith Electronics Limited, a company established in September 2007, of which the Group’s Founder and CEO holds 43% equity interest. On December 30, 2011, Techfaith Electronics Limited sold 100% equity interest of Techfaith Technology to a third party. As of December 31, 2011, Ying Bai and De Ming are not the related parties of the Group.

For the years ended December 31, 2009, 2010 and 2011, purchase of raw materials, mobile phone products and services from related parties were as follow:

	Year ended December 31,
	2009	2010	2011
Ying Bai (1)	$3,479	$10,662	$35,832
De Ming (1)	1,154	125	—

Total	$4,633	$10,787	$35,832

For the years ended December 31, 2009, 2010 and 2011, sales of raw materials to related parties were as follow:

	Year ended December 31,
	2009	2010	2011
Ying Bai (1)	$833	$838	$80
De Ming (1)	—	21	—

Total	$833	$859	$80

As of December 31, 2010 and 2011, amounts due from a related party were as follow:

	December 31,
	2010	2011
Trade receivable:
Ying Bai (1)	$8,061	$—

As of December 31, 2010 and 2011, amounts due to related parties were as follows:

	December 31,
	2010	2011
Trade payable:
Ying Bai (1)	$14	$—
De Ming (1)	32	—

Total	$46	$—

(1) As of December 31, 2011, Ying Bai and De Ming are not the related parties of the Group.